Acquisitions And Investment (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified				1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended
	Oct. 31, 2012 SmartPill Corporation [Member]		Apr. 02, 2010 GILA [Member]	Oct. 31, 2012 Technological Intellectual Property [Member] SmartPill Corporation [Member]	Dec. 31, 2012 Technological Intellectual Property [Member] GILA [Member]	Apr. 02, 2010 Technological Intellectual Property [Member] GILA [Member]		Oct. 31, 2012 Business-Related Intellectual Property [Member] SmartPill Corporation [Member]	Apr. 02, 2010 Business-Related Intellectual Property [Member] GILA [Member]		Apr. 02, 2010 In Process Research And Development [Member] GILA [Member]	Apr. 02, 2010 Backlog [Member] GILA [Member]	Dec. 31, 2012 Minimum [Member] Business-Related Intellectual Property [Member] GILA [Member]	Dec. 31, 2012 Maximum [Member] Business-Related Intellectual Property [Member] GILA [Member]
Business Acquisition [Line Items]
Current assets	$ 595		$ 7,967
Property, plant and equipment	183		533
Other long-term assets			65
Identifiable intangible assets: Not amortizable											5,306	612
Identifiable intangible assets: Amortizable				3,105 [1]		7,562	[2]	302 [3]	3,711	[4]
Goodwill	2,853	[5]	20,523
Total assets acquired	7,038		46,279
Current liabilities			(4,761)
Deferred tax liability			(6,759)
Other non-current liabilities	(1,038)		(9)
Total liabilities assumed	(1,038)		(11,529)
Net assets acquired	$ 6,000		$ 34,750
Finite-lived intangible asset amortization period				15 years	8 years			7 years					8 years	15 years

[1]	Amortized over a period of 15 years.
[2]	Amortized over a period of 8 years.
[3]	Amortized over a period of 7 years.
[4]	Amortized over periods ranging from 8 to 15 years.
[5]	The goodwill arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. The goodwill recognized is expected to be deductible for income tax purposes.